Financial Liabilities - Interest-Bearing Debt (Details) - EUR (€) € in Millions										12 Months Ended
	Sep. 30, 2021	Aug. 16, 2021	Aug. 06, 2021	Jul. 27, 2021	Jul. 08, 2021	Jun. 28, 2021	Jun. 14, 2021	May 12, 2021	Mar. 12, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 16, 2021	Mar. 15, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										€ 84,794.0	€ 109,267.0
Outstanding balance										30,339.0
Drawndown										3,085.0	4,516.0	€ 1,702.0
Repayments of loans, borrowings and promissory notes										(4,146.0)	(2,852.0)	€ (6,356.0)
Telefonica, S.A.
Disclosure of detailed information about borrowings [line items]
Outstanding balance										35,408.0
Telefonica, S.A. | Bilateral loan due June 14, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										0.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes							€ (150.0)			150.0
Telefonica, S.A. | Bilateral loan due June 28, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										0.0
Drawndown										200.0
Repayments of loans, borrowings and promissory notes						€ (200.0)				200.0
Telefonica, S.A. | Syndicated loan due March 15, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										5,500.0				€ 5,500.0
Outstanding balance										0.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes										0.0
Telefonica, S.A. | Bilateral loan due June 8, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										0.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes			€ (200.0)							200.0
Telefonica, S.A. | Bilateral loan due June 16, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										0.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes		€ (200.0)								200.0
Telefonica, S.A. | Credit due September 30, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										0.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes	€ (100.0)									116.0
Colombia Telecomunicaciones S.A. E.S.P. | Syndicated loan due July 27, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										0.0	204.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes				€ (31.0)	€ (53.5)	€ (53.0)		€ (12.5)	€ (100.0)	210.0
Colombia Telecomunicaciones S.A. E.S.P. | Bilateral loan due March 19, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										111.0	0.0
Drawndown										111.0
Repayments of loans, borrowings and promissory notes										0.0
Telefónica Germany GmbH & Co. OHG | BEI Financing (Tranche 1) due June 18, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										300.0	0.0
Drawndown										300.0
Repayments of loans, borrowings and promissory notes										0.0
Telefónica Germany GmbH & Co. OHG | BEI Financing (Tranche 2) due July 14, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										150.0	0.0
Drawndown										150.0
Repayments of loans, borrowings and promissory notes										0.0
Telefónica Germany GmbH & Co. OHG | Syndicated loan due December 17, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										750.0			€ 750.0
Outstanding balance										0.0	0.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes										0.0
Telefónica Móviles Chile, S.A. | Syndicated loan due April 15, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										0.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes										0.0
Telxius Telecom, S.A. | Syndicated loan due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										300.0
Outstanding balance										162.0	197.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes										36.0
Telxius Telecom, S.A. | Bilateral loan due August 31, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount										0.0
Outstanding balance										0.0	€ 150.0
Drawndown										0.0
Repayments of loans, borrowings and promissory notes		€ (150.0)								€ 150.0